Shipbuilding Contracts - Additional Information (Detail)		1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 15, 2016 USD ($) Contracts	Feb. 29, 2016 USD ($) Contracts	Dec. 31, 2013 Vessel	Apr. 30, 2013 Vessel DWT	Nov. 30, 2013 Vessel	Dec. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)
Cash and cash equivalents [Member]
Property, Plant and Equipment [Line Items]
Amount of escrow account placed							$ 600,000
STX [Member]
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonne | DWT				113,000
STX [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Litigation settlement amount	$ 32,400,000	$ 32,400,000
Number of shipbuilding contracts | Contracts	4	4
Receivable recorded	$ 0
Refund of cash deposit held in escrow						$ 600,000
Additional Order Option Maximum [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel				12
Orders to Construct Newbuildings [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel			4	4
Option To Order Exercised [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel					8